Share-Based Compensation - Summary of Expense from Share-Based Payment Transactions with Employees Related to Restricted Stock Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 10,011	$ 4,563
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	10,000	4,600
Cost of goods sold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	1,984	2,958
Cost of goods sold | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	2,097	579
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	11,749	17,743
Selling, general and administrative expense | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 7,914	$ 3,985